Derivative Instruments And Hedging Activities (Effects Of Derivative Instruments In Fair Value Hedging Relationships) (Details) (Interest, net, Fair Value Hedging, USD $)
In Millions, unless otherwise specified
12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Interest rate
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Earnings on Derivatives	$ (1.3)	$ (0.4)	$ 0.2
Debt
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Earnings on Related Hedged Item	$ 1.3	$ 0.4	$ (0.2)